SEGMENTED INFORMATION (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Geographic Information
Revenues	32,918	24,660	26,789
Property, plant and equipment, net	42,279	33,318
Canada
Geographic Information
Revenues	12,690	11,629	11,852
Property, plant and equipment, net	22,865	19,293
United States
Geographic Information
Revenues	20,228	13,031	14,937
Property, plant and equipment, net	19,414	14,025